Interim Condensed Consolidated Statements of Changes In Shareholders' Equity (deficiency) (Unaudited) - CAD ($) $ in Thousands	Total	Retained earnings attributable to accumulated earnings (losses) [member]	Retained earnings, portion attributable to dividends [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Issued capital [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Preference shares [member]	Reserve of equity component of convertible instruments [member]	Share premium (deficit) [member]	Non-controlling interests [member]
Balance, beginning of period at Mar. 31, 2018		$ 768,847	$ (1,835,778)		$ 91,934		$ 1,079,055	$ 136,771	$ 13,029	$ (22,693)	$ (422)
Statement Line Items [Line Items]
Adjustment for adoption of recent accounting pronouncements		20,711			(17,863)
Loss for the period	$ (62,873)	(62,762)									(111)
Dividends and distributions declared and paid			(44,592)
Other comprehensive income (loss)					(4,613)
Share-based units exercised							6,936			(6,936)
Shares issued								10,447
Shares issuance costs								(234)
Add: Share-based compensation expense										3,115
Discontinued operations										154
Purchase of non-controlling interest										1,416
Share-based compensation adjustment										(273)
Non-cash deferred share grant distributions	31
Foreign exchange impact on non-controlling interest											134
Balance, end of period at Sep. 30, 2018	136,303	726,796	(1,880,370)	$ (1,153,574)	69,458	$ 1,232,975	1,085,991	146,984	13,029	(25,186)	(399)
Balance, beginning of period at Mar. 31, 2018		768,847	(1,835,778)		91,934		1,079,055	136,771	13,029	(22,693)	(422)
Statement Line Items [Line Items]
Share-based units exercised							9,483
Shares issued								10,447
Shares issuance costs								(253)
Balance, end of period at Mar. 31, 2019	(89,014)	533,108	(1,923,808)		79,093	1,235,503	1,088,538	146,965	13,029	(25,540)	(399)
Balance, beginning of period at Jun. 30, 2018		748,181	(1,858,040)		77,821		1,084,034	146,983	13,029	(24,590)	(408)
Statement Line Items [Line Items]
Adjustment for adoption of recent accounting pronouncements
Loss for the period	(21,450)	(21,385)									(65)
Dividends and distributions declared and paid			(22,330)
Other comprehensive income (loss)					(8,363)
Share-based units exercised							1,957			(1,957)
Shares issued
Shares issuance costs								1
Add: Share-based compensation expense										1,421
Discontinued operations										73
Purchase of non-controlling interest										(150)
Share-based compensation adjustment
Non-cash deferred share grant distributions	17
Foreign exchange impact on non-controlling interest											74
Balance, end of period at Sep. 30, 2018	136,303	726,796	(1,880,370)	(1,153,574)	69,458	1,232,975	1,085,991	146,984	13,029	(25,186)	(399)
Balance, beginning of period at Mar. 31, 2019	(89,014)	533,108	(1,923,808)		79,093	1,235,503	1,088,538	146,965	13,029	(25,540)	(399)
Statement Line Items [Line Items]
Adjustment for adoption of recent accounting pronouncements
Loss for the period	(201,388)	(201,354)									(34)
Dividends and distributions declared and paid			(25,359)
Other comprehensive income (loss)					6,503
Share-based units exercised							10,031			(10,031)
Shares issued
Shares issuance costs
Add: Share-based compensation expense										8,784
Discontinued operations										254
Purchase of non-controlling interest
Share-based compensation adjustment										(3,450)
Non-cash deferred share grant distributions	(1,815)
Foreign exchange impact on non-controlling interest											49
Balance, end of period at Sep. 30, 2019	(305,436)	331,754	(1,949,167)	(1,617,413)	85,596	1,245,534	1,098,569	146,965	13,029	(31,798)	(384)
Balance, beginning of period at Jun. 30, 2019		257,968	(1,945,878)		76,795		1,095,498	146,965	13,029	(25,202)	(396)
Statement Line Items [Line Items]
Adjustment for adoption of recent accounting pronouncements
Loss for the period	73,772	73,786									(14)
Dividends and distributions declared and paid			(3,289)
Other comprehensive income (loss)					8,801
Share-based units exercised							3,071			(3,072)
Shares issued
Shares issuance costs
Add: Share-based compensation expense										1,667
Discontinued operations										117
Purchase of non-controlling interest
Share-based compensation adjustment										(3,470)
Non-cash deferred share grant distributions	(1,838)
Foreign exchange impact on non-controlling interest											26
Balance, end of period at Sep. 30, 2019	$ (305,436)	$ 331,754	$ (1,949,167)	$ (1,617,413)	$ 85,596	$ 1,245,534	$ 1,098,569	$ 146,965	$ 13,029	$ (31,798)	$ (384)